Royalty Generation and Project Evaluation - Disclosure of detailed information about project and royalty generation costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	$ 18,643	$ 17,213
Recoveries from partners	(7,398)	(8,577)
Net Expenditures	11,245	8,636
Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,800	1,948
Recoveries from partners	0	0
Net Expenditures	2,800	1,948
Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,124	3,166
Recoveries from partners	(759)	(1,782)
Net Expenditures	1,365	1,384
USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	10,397	9,631
Recoveries from partners	(6,639)	(6,787)
Net Expenditures	3,758	2,844
USA | Scout
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1,527	1,379
Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,143	933
Recoveries from partners	0	0
Net Expenditures	2,143	933
South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	453	744
Recoveries from partners	0	0
Net Expenditures	453	744
Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	726	791
Recoveries from partners	0	(8)
Net Expenditures	726	783
Administration costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1,309	514
Administration costs | Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	68	32
Administration costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	270	49
Administration costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	361	228
Administration costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	600	94
Administration costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1	95
Administration costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	9	16
Drilling, technical, and support costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	7,626	6,665
Drilling, technical, and support costs | Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	305	64
Drilling, technical, and support costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	946	1,554
Drilling, technical, and support costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	5,705	4,570
Drilling, technical, and support costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	409	142
Drilling, technical, and support costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	4	19
Drilling, technical, and support costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	257	316
Personnel
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	5,432	5,086
Personnel | Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	1,588	1,108
Personnel | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	573	601
Personnel | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,019	2,388
Personnel | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	848	510
Personnel | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	74	183
Personnel | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	330	296
Property costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,571	2,885
Property costs | Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	0	0
Property costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	140	569
Property costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	2,018	2,064
Property costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	56	1
Property costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	289	178
Property costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	68	73
Professional costs
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	772	819
Professional costs | Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	439	404
Professional costs | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	10	33
Professional costs | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	124	56
Professional costs | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	94	101
Professional costs | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	74	197
Professional costs | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	31	28
Share-based payments
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	491	879
Share-based payments | Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	200	276
Share-based payments | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	77	202
Share-based payments | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	136	297
Share-based payments | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	55	34
Share-based payments | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	11	54
Share-based payments | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	12	16
Travel
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	442	365
Travel | Technical support and project evaluation
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	200	64
Travel | Fennoscandia
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	108	158
Travel | USA
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	34	28
Travel | Eastern Europe and Morocco
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	81	51
Travel | South America
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	0	18
Travel | Other
Categories Of Royalty And Other Property Interests [Line Items]
Total project and royalty generation expenditures	$ 19	$ 46